Related Party	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 15 — RELATED PARTY

The related parties had transactions for the years ended December 31, 2023 and 2022 consist of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Huimin Lv	CEO assistant of the Company and Vice President of HR & Administration
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Amount due from (due to) related parties:

	As of December 31,
	2023	2022
Jie Liu	$350,983	$(56,762)
Hongyu Hao	(68)	(545,054)
Yongqing Dong	(8,862)	(5,362)
Huimin Lv	-	(58)
Due from (due to) related parties, net	$342,053	$(607,236)

Balance due from and due to related parties primarily represents monetary advancements and repayments by the related parties for its normal course of business. The amount advanced from and repaid to related parties for the years ended December 31, 2023, 2022 and 2021 were $4,683,578 and $5,266,202, and $1,768,123 and $1,258,835, respectively. The Company advanced $351,924 to Mr. Jie Liu during 2023 and the amount due from Mr. Jie Liu has been repaid in full as of the date of this report.